Derivative Instruments, Gain (Loss) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Derivative Liabilities Derivative Instruments, Gain (loss) 1		$ 46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 2		15,112
Derivative Liabilities Derivative Instruments, Gain (loss) 3		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 4		31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 5		(256,748)
Derivative Liabilities Derivative Instruments, Gain (loss) 6		0
Derivative Liabilities Derivative Instruments, Gain (loss) 7		909,165
Derivative Liabilities Derivative Instruments, Gain (loss) 8		0
Derivative Liabilities Derivative Instruments, Gain (loss) 9		216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 10		46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 11		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 12		$ 31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 1	$ 216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 2	46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 3	(73,510)
Derivative Liabilities Derivative Instruments, Gain (loss) 4	(274,631)
Derivative Liabilities Derivative Instruments, Gain (loss) 5	(455,301)
Derivative Liabilities Derivative Instruments, Gain (loss) 6	(94,131)
Derivative Liabilities Derivative Instruments, Gain (loss) 7	473,618
Derivative Liabilities Derivative Instruments, Gain (loss) 8	605,175
Derivative Liabilities Derivative Instruments, Gain (loss) 9	161,512
Derivative Liabilities Derivative Instruments, Gain (loss) 10	283,398
Derivative Liabilities Derivative Instruments, Gain (loss) 11	(73,510)
Derivative Liabilities Derivative Instruments, Gain (loss) 12	$ (274,631)